Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$108,215,201.56	0.9833276	$94,551,578.59	0.8591693	$13,663,622.98
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$204,165,201.56	0.2041652	$190,501,578.59	0.1905016	$13,663,622.98

Weighted Avg. Coupon (WAC)	4.67%		4.68%
Weighted Avg. Remaining Maturity (WARM)	28.53		27.64
Pool Receivables Balance	$233,443,141.70		$219,154,502.80
Remaining Number of Receivables	28,175		27,148

Adjusted Pool Balance	$224,367,560.97		$210,703,937.99

III. COLLECTIONS

Principal:
Principal Collections					$14,075,073.24
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$252,389.57
Total Principal Collections					$14,327,462.81

Interest:
Interest Collections					$890,329.35
Late Fees & Other Charges					$36,585.45
Interest on Repurchase Principal					$-
Total Interest Collections					$926,914.80

Collection Account Interest					$222.43
Reserve Account Interest					$81.30
Servicer Advances					$-

Total Collections					$15,254,681.34

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$15,254,681.34
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$20,305,271.19
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$194,535.95	$-	$194,535.95	$194,535.95
Collection Account Interest					$222.43
Late Fees & Other Charges					$36,585.45
Total due to Servicer					$231,343.83

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$148,795.90		$148,795.90

Total Class A interest:		$148,795.90		$148,795.90	$148,795.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$14,650,060.69

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$13,663,622.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$13,663,622.98
Class A Notes Total:		$13,663,622.98		$13,663,622.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$13,663,622.98		$13,663,622.98

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					986,437.71

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,075,580.73
Beginning Period Amount	$9,075,580.73
Current Period Amortization	$625,015.92
Ending Period Required Amount	$8,450,564.81
Ending Period Amount	$8,450,564.81
Next Distribution Date Amount	$7,853,185.44

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	35
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		9.00%	9.59%	9.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.52%	26,746	98.02%	$214,825,431.24
30 - 60 Days	1.13%	306	1.54%	$3,373,603.34
61 - 90 Days	0.29%	80	0.36%	$792,838.12
91 + Days	0.06%	16	0.07%	$162,630.10
		27,148		$219,154,502.80
Total
Delinquent Receivables 61 + days past due	0.35%	96	0.44%	$955,468.22
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	76	0.34%	$797,188.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	64	0.26%	$640,069.03
Three-Month Average Delinquency Ratio	0.28%		0.34%

Repossession in Current Period		13		$119,630.60
Repossession Inventory		33		$110,988.75

Charge-Offs
Gross Principal of Charge-Off for Current Period				$213,565.66
Recoveries				$(252,389.57)
Net Charge-offs for Current Period				$(38,823.91)

Beginning Pool Balance for Current Period				$233,443,141.70

Net Loss Ratio				-0.20%
Net Loss Ratio for 1st Preceding Collection Period				-0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.41%
Three-Month Average Net Loss Ratio for Current Period				-0.15%

Cumulative Net Losses for All Periods				$7,044,813.41
Cumulative Net Losses as a % of Initial Pool Balance				0.67%

Principal Balance of Extensions				$763,736.15
Number of Extensions				73

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